UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

                68137

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

03/31

Date of reporting period: 12/31/10

Item 1.  Schedule of Investments.

Princeton Futures Strategy Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)

Shares				Value
	COMMODITY TRADING ADVISORS - 35.3%
7,092,230	AlphaMetrix Strategies Offshore Fund, Ltd. * +			$ 10,443,890
2,521,910	Crabel Multi-Product Class A *			2,550,964
2,826,155	Fort Global Contrarian LP *			2,720,496
1,000,000	RG Niederhoffer Trendhedge *			1,000,511
1,569,306	Paskewitz Contrarian Stock Index *			1,406,098
953,607	Quantitative Global 3x Fund, Ltd. *			1,046,001
				19,167,960

	TOTAL COMMODITY TRADING ADVISORS (Cost $17,329,968)			19,167,960

Principal ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 8.1%
	BANKS - 1.4%
$ 150,000	Citigroup Inc.	5.1000	9/29/2011	154,561
241,000	Goldman Sachs Group Inc./The	5.0000	1/15/2011	241,386
345,000	Morgan Stanley	5.7500	8/31/2012	368,964
				764,911
	BEVERAGES - 1.0%
500,000	PepsiCo Inc./NC	5.1500	5/15/2012	529,670

	DIVERSIFIED FINANCIAL SERVICES - 4.5%
500,000	Bear Stearns Cos LLC (The)	5.3500	2/1/2012	523,350
571,000	Boeing Capital Corp.	6.5000	2/15/2012	605,483
152,000	Countrywide Home Loans, Inc.	4.0000	3/22/2011	153,108
500,000	General Electric Capital Corp.	2.8000	1/8/2013	511,090
500,000	General Electric Capital Corp.	3.5000	8/13/2012	517,205
120,000	HSBC Finance Corp.	5.7000	6/1/2011	122,238
				2,432,474
	TELECOMMUNICATIONS - 1.2%
141,000	AT&T, Inc.	6.2500	3/15/2011	142,571
495,000	Verizon Maryland, Inc.	6.1250	3/1/2012	521,933
				664,504

	TOTAL CORPORATE BONDS & NOTES (Cost $4,396,867)			4,391,559

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.8%
1,000,000	Federal Home Loan Banks	0.5500	12/3/2012	995,730
1,000,000	Federal Home Loan Banks	0.8500	3/7/2013	997,120
1,000,000	Federal Home Loan Mortgage Corp.	4.7500	1/18/2011	1,001,940
1,000,000	Federal National Mortgage Association	1.0000	4/4/2012	1,006,990
1,000,000	United States Treasury Note/Bond	0.8750	1/31/2012	1,005,703
1,000,000	United States Treasury Note/Bond	1.3750	2/15/2012	1,011,328
1,000,000	United States Treasury Note/Bond	1.5000	7/15/2012	1,016,758
1,000,000	United States Treasury Note/Bond	1.8750	6/15/2012	1,021,172
				8,056,741

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $8,056,420)			8,056,741

	SHORT-TERM INVESTMENTS - 36.7%
	COMMERCIAL PAPER - 7.4%
2,000,000	Dexia Delaware, LLC		1/3/2011	1,999,983
2,000,000	Wells Fargo Bank		1/3/2011	1,999,995
				3,999,978
	DISCOUNT NOTES - 26.7%
750,000	Farmer Mac Discount Notes		1/12/2011	499,980
500,000	Farmer Mac Discount Notes		1/12/2011	749,961
300,000	Fannie Mae Discount Notes		2/9/2011	299,948
1,000,000	Fannie Mae Discount Notes		2/14/2011	999,865
109,000	Fannie Mae Discount Notes		3/1/2011	108,955
750,000	Farmer Mac Discount Notes		1/18/2011	749,940
450,000	Farmer Mac Discount Notes		2/24/2011	449,905
500,000	Federal Home Loan Bank Discount Notes		1/28/2011	499,948
201,000	Federal Home Loan Bank Discount Notes		2/4/2011	200,970
500,000	Federal Home Loan Bank Discount Notes		2/9/2011	499,908
690,000	Federal Home Loan Bank Discount Notes		3/18/2011	689,767
500,000	Freddie Mac Discount Notes		2/25/2011	499,882
500,000	United States Treasury Bill		1/6/2011	499,991
500,000	United States Treasury Bill		1/13/2011	499,982
500,000	United States Treasury Bill		1/20/2011	499,971
500,000	United States Treasury Bill		1/27/2011	499,961
750,000	United States Treasury Bill		2/3/2011	749,921
750,000	United States Treasury Bill		2/10/2011	749,893
750,000	United States Treasury Bill		2/17/2011	749,865
750,000	United States Treasury Bill		2/24/2011	749,862
750,000	United States Treasury Bill		3/3/2011	749,797
750,000	United States Treasury Bill		3/10/2011	749,790
750,000	United States Treasury Bill		3/17/2011	749,789
1,000,000	United States Treasury Bill		3/24/2011	999,738
				14,497,589
Shares
	MONEY MARKET FUND - 2.6%
1,424,934	BlackRock Liquidity Funds T-Fund Portfolio			1,424,934

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,922,501)			19,922,501

	TOTAL INVESTMENTS - 94.9% (Cost $49,705,756) (a)			$ 51,538,761
	OTHER ASSETS LESS LIABILITIES - 5.1%			2,741,174
	TOTAL NET ASSETS - 100.0%			$ 54,279,935

* Non-Income producing investment.
+ This investment is a holding of Princeton Futures Strategy Fund SPC.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 1,966,959
			Unrealized depreciation:	(133,954)
		Net unrealized appreciation:		$ 1,833,005

Princeton Futures Strategy Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$ -	$ 19,167,960	$ -	$ 19,167,960
Bonds & Notes	-	4,391,559	-	4,391,559
U.S. Government & Agency Obligations	-	8,056,741	-	8,056,741
Short-Term Investments	-	19,922,501	-	19,922,501
Total	$ -	$ 51,538,761	$ -	$ 51,538,761

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/22/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/22/11